Intangible Assets, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets, Net
Intangible assets subject to amortization, gross	$ 268,870,363	$ 268,241,580
Intangible assets subject to amortization, net	174,282,245	212,506,096
Total intangible assets, net	175,041,367	213,263,362
Amortization amount	1,882,804	891,441
Amortization expense	38,701,651	28,864,727	21,341,362
Amortization expense expected to be recorded
2013	38,482,390
2014	30,888,049
2015	21,450,113
2016	21,115,227
2017	20,827,753
Advertising agency agreement with SINA
Intangible Assets, Net
Intangible assets subject to amortization, gross	106,790,000	106,790,000
Less: Accumulated amortization	(34,026,224)	(23,556,616)
License agreements with SINA
Intangible Assets, Net
Intangible assets subject to amortization, gross	80,660,000	80,660,000
Less: Accumulated amortization	(26,214,500)	(18,148,500)
Exclusive rights with Baidu
Intangible Assets, Net
Intangible assets subject to amortization, gross	43,955,466	43,847,992
Less: Accumulated amortization	(20,632,977)	(5,926,487)
Purchase price of intangible assets		47,612,100
Fair value of intangible assets	43,847,992
Difference between fair value and principal amount	3,764,108
Payment to acquire exclusive rights	14,249,180	9,435,994	0
Customer relationship
Intangible Assets, Net
Intangible assets subject to amortization, gross	11,781,636	11,771,028
Less: Accumulated amortization	(4,359,757)	(2,256,989)
Database license
Intangible Assets, Net
Intangible assets subject to amortization, gross	8,300,000	8,300,000
Less: Accumulated amortization	(3,173,531)	(2,197,060)
Favorable lease term
Intangible Assets, Net
Intangible assets subject to amortization, gross	7,692,972	7,692,972
Less: Accumulated amortization	(455,271)	(333,867)
Computer software licenses
Intangible Assets, Net
Intangible assets subject to amortization, gross	5,447,113	4,941,947
Less: Accumulated amortization	(2,804,503)	(1,686,246)
Non-compete agreements
Intangible Assets, Net
Intangible assets subject to amortization, gross	3,374,566	3,370,919
Less: Accumulated amortization	(2,144,778)	(1,250,708)
Customer contracts
Intangible Assets, Net
Intangible assets subject to amortization, gross	772,092	770,204
Less: Accumulated amortization	(761,504)	(373,381)
Domain name
Intangible Assets, Net
Intangible assets subject to amortization, gross	96,518	96,518
Less: Accumulated amortization	(15,073)	(5,630)
Trademark
Intangible Assets, Net
Intangible assets not subject to amortization	$ 759,122	$ 757,266